Revenue (Details) - Schedule of trade receivables, contract assets and contract liabilities from contracts with customers - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of trade receivables, contract assets and contract liabilities from contracts with customers [Abstract]
Trade receivables		$ 34,615	$ 38,953
Contract assets	[1]	6,095	13,846
Short-term unbilled receivables	[2]	9,511	6,360
Long-term unbilled receivables	[2]	362
Deferred revenues (short-term contract liabilities)		21,021	18,057
Long-term deferred revenues (long-term contract liabilities)	[3]	$ 216	$ 702

[1]	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
[2]	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
[3]	Included in other long-term liabilities in the consolidated balance sheets